Other Long Term Liabilities - Schedule of Other Long-Term Liabilities (Parenthetical) (Detail) (Prepaid Land Lease [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Prepaid Land Lease [Member]
Other Liabilities [Line Items]
Prepaid land lease consideration by subsidiaries	7,527